Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts receivable
Subtotal			¥ 351,423		¥ 2,380,127
Less: allowance for doubtful debts					(46,209)
Total	$ 336,154		351,423		2,333,918
Allowance for doubtful debts:
Allowance during the year	$ (9,589)	¥ (66,575)	(11,884)	¥ (4,167)
Accounts Receivable
Allowance for doubtful debts:
Allowance during the year		(53,316)
Write-offs during the year		7,107
Balance at end of the year		¥ (46,209)
Delivery service providers (Note a)
Accounts receivable
Subtotal			135,050		209,340
Other trade receivables (Note b)
Accounts receivable
Subtotal			190,792		2,165,639
Other
Accounts receivable
Subtotal			¥ 25,581		¥ 5,148